Exhibit 99.9

Loan Number	Alternate Loan Number	Borrower	Property State	As-of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Missing Comments 2 Starting	Missing Comments 2 End	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Added
XXX	6000018104	XXX	XX	7/21/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000018105	XXX	XX	7/5/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Per comments on 5/25/2017, 6/8/2017 and 7/5/2017 billing statements were returned to the servicer, there were no further comments regarding said issue during the review period.	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
•ADDITIONAL INFORMATION: Per comments on 5/25/2017, 6/8/2017 and 7/5/2017 billing statements were returned to the servicer, there were no further comments regarding said issue during the review period.
XXX	6000018110	XXX	XX	6/20/2017	7/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000018111	XXX	XX	7/6/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000018096	XXX	XX	7/8/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	The vast majority of the collection commentary was regarding hazard coverage and policy updates. There was no indication of any issue with the policy or coverage.	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
•ADDITIONAL INFORMATION: The vast majority of the collection commentary was regarding hazard coverage and policy updates. There was no indication of any issue with the policy or coverage.
XXX	6000019818	XXX	XX	10/25/2017	11/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	There was no evidence an inspection was completed during the review period to determine the occupancy status.	2/1/2016	10/15/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.
XXX	6000019816	XXX	XX	10/25/2017	11/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	There was no evidence an inspection was completed during the review period to determine the occupancy status.	1/1/2016	3/14/2017	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.
XXX	6000019819	XXX	XX	10/25/2017	11/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	3/1/2016	10/25/2017	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

XXX	6000019820	XXX	XX	10/25/2017	11/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	5/1/2016	10/25/2017	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

XXX	6000000352	XX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/2/2017
XXX	6000000214	XX	2/21/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/2/2017
XXX	6000000151	XX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/2/2017
XXX	6000000139	XX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/2/2017
XXX	6000002229	XXX	XX	6/1/2017	6/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.

XXX	6000002230	XXX	XX	6/21/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002236	XXX	XX	2/21/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002242	XXX	XX	2/22/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002226	XXX	XX	7/21/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002235	XXX	XX	7/19/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002239	XXX	XX	7/20/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002228	XXX	XX	2/7/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002233	XXX	XX	6/27/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002234	XXX	XX	7/18/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002237	XXX	XX	7/18/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.

XXX	6000002241	XXX	XX	5/4/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002243	XXX	XX	7/10/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000002247	XXX	XX	7/7/2017	8/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
XXX	6000023895	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 4/1/2017 to 11/19/2017.	42826	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/21/2017. Contact with the borrower occurred on 11/21/2017 in which the servicer attempted to make the welcome call. The borrower declined the welcome call and stated that they will wait for the welcome packet.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/21/2017	Contact made with borrower	Contact with the borrower occurred on 11/21/2017 in which the servicer attempted to make the welcome call. The borrower declined the welcome call and stated that they will wait for the welcome packet.	Retention
XXX	6000023918	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 1/22/2018.		42917	43122			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		Retention
XXX	6000023927	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 11/19/2017.	42917	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/20/2017. Contact with the borrower occurred on 12/20/2017 in which the borrower called to confirm the ACH date.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															12/20/2017	Contact made with borrower	Contact with the borrower occurred on 12/20/2017 in which the borrower called to confirm the ACH date.	Retention
XXX	6000023946	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 9/1/2017 to 11/19/2017.		42979	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact
XXX	6000023949	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 10/1/2017 to 1/22/2018.		43009	43122			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023884	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 4/1/2017 to 2/20/2018.		42826	43151			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023885	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 1/1/2017 to 11/19/2017.	42736	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/29/2017. Contact with the borrower occurred on 11/29/2017 when the borrower declined the welcome call. Additionally, the servicer advised that ACH was setup.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/29/2017	Contact made with borrower	Contact with the borrower occurred on 11/29/2017 when the borrower declined the welcome call. Additionally, the servicer advised that ACH was setup.	Retention
XXX	6000023886	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicer comments from 2/1/2017 to 1/22/2018.	42767	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2018. On 3/16/2018, the borrower called in to verify the documentation had been received. The borrower was advised that the homeowner's insurance policy was received on 3/2/2018.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															3/16/2018	Contact made with borrower	On 3/16/2018, the borrower called in to verify the documentation had been received. The borrower was advised that the homeowner's insurance policy was received on 3/2/2018.	Retention
XXX	6000023887	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 3/1/2017 to 1/22/2018.	42795	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/26/2018. Contact with the borrower occurred on 1/26/2018 in which the borrower stated they were at work. The servicer advised that they could return the call, in addition, welcome materials were being sent.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/26/2018	Contact made with borrower	Contact with the borrower occurred on 1/26/2018 in which the borrower stated they were at work. The servicer advised that they could return the call, in addition, welcome materials were being sent.	Retention
XXX	6000023894	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 4/1/2017 to 11/19/2017.	42826	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/21/2017. The most recent contact occurred on 11/21/2017 when the welcome call occurred after the servicing transfer.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/21/2017	Contact made with borrower	The most recent contact occurred on 11/21/2017 when the welcome call occurred after the servicing transfer.	Retention
XXX	6000023896	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 4/1/2017 to 11/19/2017.	42826	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/19/2018. On 3/19/2018, the borrower called in to obtain information regarding their loan and were provided with the end of year principal and XXX tax information.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															3/19/2018	Contact made with borrower	On 3/19/2018, the borrower called in to obtain information regarding their loan and were provided with the end of year principal and XXX tax information.	Retention
XXX	6000023897	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 5/1/2017 to 1/22/2018.	42856	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/10/2018. Contact with the borrower occurred on 4/10/2018 in which the borrower called to discuss the escrow account. The borrower informed the servicer they made the payment for the escrow shortage. The servicer advised that the May payment amount should be adjusted to XXX. Additionally, the servicer stated that they will mail the escrow analysis and instructed the borrower to call back if they had any questions regarding the analysis. The escrow analysis was mailed on 4/11/2018.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															4/10/2018	Contact made with borrower	Contact with the borrower occurred on 4/10/2018 in which the borrower called to discuss the escrow account. The borrower informed the servicer they made the payment for the escrow shortage. The servicer advised that the May payment amount should be adjusted to XXX. Additionally, the servicer stated that they will mail the escrow analysis and instructed the borrower to call back if they had any questions regarding the analysis. The escrow analysis was mailed on 4/11/2018.	Retention
XXX	6000023898	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 5/1/2017 to 1/22/2018.	42856	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/29/2018. Contact with the borrower occurred on 1/29/2018 when the welcome call occurred. It was reported that ACH was already setup and the borrower declined e-billing.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/29/2018	Contact made with borrower	Contact with the borrower occurred on 1/29/2018 when the welcome call occurred. It was reported that ACH was already setup and the borrower declined e-billing.	Retention
XXX	6000023899	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 5/1/2017 to 1/22/2018.		42856	43122			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023900	XXX	XX	43213	Yes	43221	Current	Owner Occupied	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 5/1/2017 to 2/20/2018.	42856	43151	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/12/2018. On 4/12/2018, the borrower called in regarding the check they had received. The borrower was advised the check was due to the overage in escrow.
																															4/12/2018	Contact made with borrower	On 4/12/2018, the borrower called in regarding the check they had received. The borrower was advised the check was due to the overage in escrow.	Retention
XXX	6000023906	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 5/1/2017 to 11/19/2017.	42856	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/21/2017. Contact with the borrower occurred on 11/21/2017 when the borrower called to authorize the spouse. However, the borrower suddenly denied the authorization and stated that they will check with the prior servicer. There is no indication that the borrower submitted spousal authorization.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/21/2017	Contact made with borrower	Contact with the borrower occurred on 11/21/2017 when the borrower called to authorize the spouse. However, the borrower suddenly denied the authorization and stated that they will check with the prior servicer. There is no indication that the borrower submitted spousal authorization.	Retention
XXX	6000023916	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 6/1/2017 to 11/19/2017.		42887	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023917	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 6/1/2017 to 11/19/2017.	42887	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/20/2017. On 11/20/2017, the borrower called in to request to be set up on automatic payments. The borrower was advised of the boarding process and an ACH letter was sent out.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/20/2017	Contact made with borrower	On 11/20/2017, the borrower called in to request to be set up on automatic payments. The borrower was advised of the boarding process and an ACH letter was sent out.	Retention
XXX	6000023919	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 1/22/2018.	42917	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/26/2018. Contact with the borrower occurred on 1/26/2018 in which the welcome call occurred and the servicing transfer was discussed. The borrower expressed confusion about a letter they received regarding the transfer and did not understand why the servicer was calling them. The servicer advised that they mailed a welcome packet and that it was a courtesy call to verify information. The borrower declined the welcome call.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/26/2018	Contact made with borrower	Contact with the borrower occurred on 1/26/2018 in which the welcome call occurred and the servicing transfer was discussed. The borrower expressed confusion about a letter they received regarding the transfer and did not understand why the servicer was calling them. The servicer advised that they mailed a welcome packet and that it was a courtesy call to verify information. The borrower declined the welcome call.	Retention
XXX	6000023928	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 11/19/2017.	42917	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/10/2018. On 1/10/2018, the borrower called in requesting their tax forms. The borrower was advised that the tax forms would be available at the end of the month.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/10/2018	Contact made with borrower	On 1/10/2018, the borrower called in requesting their tax forms. The borrower was advised that the tax forms would be available at the end of the month.	Retention
XXX	6000023929	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 11/19/2017.	42917	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/22/2018. On 1/22/2018, the borrower called in to have their mailing address updated. The unit number was added to the mailing address.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/22/2018	Contact made with borrower	On 1/22/2018, the borrower called in to have their mailing address updated. The unit number was added to the mailing address.	Retention
XXX	6000023930	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 7/1/2017 to 11/29/2017.		42917	43068			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023931	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 8/1/2017 to 1/22/2018.	42948	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. Contact with the borrower occurred on 1/31/2018 in which the welcome call occurred.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/31/2018	Contact made with borrower	Contact with the borrower occurred on 1/31/2018 in which the welcome call occurred.	Retention
XXX	6000023935	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 8/1/2017 to 11/19/2017.	42948	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/21/2017. Contact with the borrower occurred on 11/21/2017 in which the borrower declined the welcome call.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/21/2017	Contact made with borrower	Contact with the borrower occurred on 11/21/2017 in which the borrower declined the welcome call.	Retention
XXX	6000023936	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 8/1/2017 to 11/19/2017.	42948	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/30/2017. Contact with the borrower occurred on 11/30/2017 in which the borrower requested to stop receiving paper billing statements. The servicer advised that the statements can be sent to the email address. The comments reveal the electronic billing and/or electronic transactions consent had been updated the same day.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/30/2017	Contact made with borrower	Contact with the borrower occurred on 11/30/2017 in which the borrower requested to stop receiving paper billing statements. The servicer advised that the statements can be sent to the email address. The comments reveal the electronic billing and/or electronic transactions consent had been updated the same day.	Retention
XXX	6000023937	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 8/1/2017 to 11/19/2017.		42948	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023938	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 9/1/2017 to 2/20/2018.	42979	43151	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 4/3/2018. Contact with the borrower occurred on 4/3/2018 in which the borrower called to request a copy of their 1098 tax form. The servicer advised that the prior servicer had the information and provided a number for the borrower to call. Additionally, the servicer advised that there is a pending escrow change due to a shortage.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															4/3/2018	Contact made with borrower	Contact with the borrower occurred on 4/3/2018 in which the borrower called to request a copy of their XXX tax form. The servicer advised that the prior servicer had the information and provided a number for the borrower to call. Additionally, the servicer advised that there is a pending escrow change due to a shortage.	Retention
XXX	6000023945	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 9/1/2017 to 11/19/2017.		42979	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact
XXX	6000023947	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 9/1/2017 to 11/19/2017.	42979	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/24/2017. On 11/24/2017, the borrower was reached; however, the call was not completed due to lack of a XXX translator.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/24/2017	Contact made with borrower	On 11/24/2017, the borrower was reached; however, the call was not completed due to lack of a XXX translator.	Retention
XXX	6000023948	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 9/1/2017 to 11/19/2017.		42979	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		Retention
XXX	6000023953	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 10/1/2017 to 11/19/2017.	43009	43058	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 11/21/2017. On 11/21/2017, the borrower was reached for a welcome call after a servicing transfer.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															11/21/2017	Contact made with borrower	On 11/21/2017, the borrower was reached for a welcome call after a servicing transfer.	Retention
XXX	6000023954	XXX	XX	43213	Yes	43221	Current	No Borrower Contact		Never			Never			Never				No				• MISSING COMMENTS: There are missing servicing comments from 10/1/2017 to 11/19/2017.		43009	43058			LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact
XXX	6000023955	XXX	XX	43213	Yes	43221	Current	Not Determined	Never	Never	Never	No	• MISSING COMMENTS: There are missing servicing comments from 12/1/2017 to 1/22/2018.	43070	43122	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 1/31/2018. On 1/31/2018, the borrower was reached; however, the borrower could not understand the conversation. The borrower advised they were already signed up for automatic draft payments and hung up.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																															1/31/2018	Contact made with borrower	On 1/31/2018, the borrower was reached; however, the borrower could not understand the conversation. The borrower advised they were already signed up for automatic draft payments and hung up.	Retention